CASH AND CASH EQUIVALENTS - Market Risks (Details) - Interest rate risk - Cash and cash equivalents - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Nature and extent of market risks
100bp increase	R 20.4	R 9.1
100bp (decrease)	R (20.4)	R (9.1)